Share-based payments (Tables)	9 Months Ended
May 31, 2025
Share-based payments
Summary of share based payments

	Exercise		Expected	Risk-free
	price	Market price	volatility	interest rate	Expected life
Grant date	$	$	%	%	[years]
May 27, 2020	4,995.00	4,995.00	84	0.4	5
May 27, 2020	3,753.00	4,995.00	84	0.4	5
October 23, 2020	4,995.00	4,995.00	97	0.4	5
November 24, 2020	21,991.50	17,590.50	101	0.4	5
November 24, 2020	7,668.00	7,722.00	75	3.6	4
February 23, 2021	21,262.50	20,317.50	103	0.6	5
May 14, 2021	7,668.00	7,722.00	75	3.6	3
July 14, 2021	12,487.50	12,163.50	105	0.7	5
September 21, 2021	11,947.50	11,583.00	106	0.9	5
January 22, 2022	7,627.50	7,452.00	107	1.5	5
November 30, 2022	8,221.50	8,221.50	107	3.1	5
December 1,2022	7,870.50	7,870.50	107	3.0	5
March 22, 2023	7,776.00	6,939.00	75	3.6	2
March 25, 2023	7,789.50	7,060.50	75	3.6	3
March 25, 2023	7,789.50	7,060.50	75	3.6	4
April 20, 2023	7,816.50	7,114.50	75	3.6	5
December 29, 2023	6,129.00	1,998.00	76	3.1	5
January 26, 2024	1,390.50	1,458.00	76	3.5	5

Summary of number options granted outstanding

		Weighted
	Number of	average
	options	exercise price
	#	$
Balance at August 31, 2023	843	7,027.44
Granted	76	3,745.49
Forfeited	(109)	8,198.46
Balance at August 31, 2024	810	6,562.77
Expired	(450)	5,968.65
Balance at May 31, 2025	360	7,935.98

Summary of range of number of options outstanding and weighted average remaining contractual life

	Number of
Exercise price	options	Weighted average	Weighted average	Exercisable
range	outstanding	grant date fair value	remaining contractual life	options
$	#	$	[years]	#
1,384.69 – 4,995.00	43	1,328.97	3.29	43
6,124.30 – 7,870.50	287	3,390.52	4.00	270
8,221.50 – 11,947.50	4	6,466.50	2.50	3
21,991.50	26	12,595.50	0.50	26

Schedule of warrants

		Number of warrants	Weighted average remaining
	Exercise price	outstanding	contractual life
Grant date	$	#	[years]
November 23, 2020	23,216.63	113	0.48
August 5, 2022	14,858.64	38	0.18
December 21, 2023	1,950.20	103	3.56
September 16, 2024	154.78	1,896	4.30
January 14, 2025	20.64	23,357	5.13

	Exercise		Expected	Risk-free
	price	Market price	volatility	interest rate	Expected life
Grant date	$	$	%	%	[years]
November 23, 2020	23,216.63	17,590.50	100	0.4	5.0
August 5, 2022	14,858.64	9,720.00	100	2.9	3.0
December 21, 2023	1,950.20	2,470.50	76	4.0	5.0
September 16, 2024	154.78	97.40	92	3.4	5.0
January 14, 2025	20.64	20.12	99	4.4	5.5